Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 64,500	$ 43,100
Deposits	499,224	470,710
Financial liabilities designated at fair value through profit or loss	128,899	113,988
Total deposits	1,331,958	1,261,921
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	762,000	719,000
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	63,000	44,000
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	499,224	470,710
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	28,100	25,100
Business and government [member] | TD Capital Trust IV [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	0	500
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 232	$ 83